Equity-Based Compensation (Details Narrative) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012 Y	Dec. 31, 2011
Options Canceled		750,000	750,000	0
Options Granted		1,278,000	1,278,000	750,000
Options Granted, Exercise Price			$ 0.16
Options Granted, Vesting Period		3 years	3 years
Options Granted, Fair Value Per Share		$ 0.01	$ 0.01	$ 0.35
Modification Penalty		$ 3,198	$ 3,198
Stock Option Expense	28,119	33,780	136,283	102,238
Unrecognized Stock Option Expense	100,977		197,208
Period to Recognize Remaining Stock Option Expense			1 year 8 months 12 days
Options Forfeited	171,667		21,000
Restricted Stock Issued			440,000
Restricted Stock Compensation Expense	13,825		62,524
Restricted Stock, Unrecognized Expense	$ 94,317		$ 113,476
Years to Recognize Restricted Stock Compensation Expense			1.9
Options exercised	854,997
Weighted-average exercise price of options exercised	$ 0.16
Stock Options Forfeited	171,667		21,000
Weighted-Average Exercise Price of Options Forfeited	$ 0.16		$ 0.16
Shares of Restricted Stock Forfeited	13,334
Shares of Restricted Stock Outstanding	426,666
Unvested Shares of Restricted Stock	280,000
Profits Interest in NexCore Development LLC	16.20%
NonControlling Interest in NexCore Development LLC	1.00%
Chief Executive Officer [Member]
Ownership Percentage in Equity Participation LLC	35.00%
Chief Financial Officer [Member]
Ownership Percentage in Equity Participation LLC	2.50%
Chief Operating Officer [Member]
Ownership Percentage in Equity Participation LLC	16.70%
Chief Investment Officer [Member]
Ownership Percentage in Equity Participation LLC	31.70%